RELATED-PARTY TRANSACTIONS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 77,346,738	$ 65,683,914
Southside Bancshares, Inc. Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	114,791	110,016
Investments, at fair value	$ 3,488,490	$ 3,494,096